Segmentation of key figures - Consolidated income statements (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,094	$ 1,198		$ 4,004	$ 3,020
Other revenues	16	16		36	35
Net sales and other revenues	2,110	1,214		4,040	3,055
Segment contribution	473	(6)		894	368
Amortization of intangible assets	(143)	(273)		(283)	(545)
Impairment charges on intangible assets	0	(41)		(45)	(57)
General & administration (corporate)	(69)	(62)		(126)	(115)
Separation costs	(6)	(62)		(16)	(133)
Transformation costs	(15)	(13)		(26)	(20)
Fair value adjustments of contingent consideration liabilities	0	(4)		0	40
Past service costs for post-employment benefit plan amendments				2	0
Other	(11)	(5)		(22)	(32)
Operating income/(loss)	229	(466)		378	(494)
Interest expense	(30)	(30)		(61)	(61)
Other financial income & expense	(8)	(6)		(17)	(16)
Income/(loss) before taxes	191	(502)		300	(571)
Surgical
Disclosure of operating segments [line items]
Net sales to third parties	1,206	602		2,283	1,586
Other revenues	0	0		0	0
Net sales and other revenues	1,206	602		2,283	1,586
Segment contribution	327	(28)		602	180
Impairment charges on intangible assets			$ (16)
Vision Care
Disclosure of operating segments [line items]
Net sales to third parties	888	596		1,721	1,434
Other revenues	16	16		36	35
Net sales and other revenues	904	612		1,757	1,469
Segment contribution	$ 146	22		292	$ 188
Impairment charges on intangible assets		$ (41)		$ (45)